UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21606

Tilson Investment Trust

(Exact name of registrant as specified in charter)

145 East 57th Street, 10th Floor, New York, New York 10022

(Address of principal executive offices)  (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 85.06%

Consumer Discretionary - 20.31%
*	Ambassadors International, Inc.	77,496	$ 40,298
	Barnes & Noble, Inc.	5,701	93,611
*	Borders Group, Inc.	87,166	38,353
*	dELiA*s Inc.	267,391	532,108
*	Domino's Pizza, Inc.	9,564	63,983
	Footstar, Inc.	55,226	127,020
*	Premier Exhibitions, Inc.	1,829	2,067
*	Proliance International, Inc.	716	365
*	Sears Holdings Corp.	75	3,069
	Target Corp.	1,801	56,191
*	TravelCenters of America LLC	27,831	63,733
	Wendy's/Arby's Group, Inc.	85,901	432,941
	Whirlpool Corp.	200	6,686
			1,460,425
Consumer Staples - 8.14%
	Altria Group, Inc.	1,521	25,157
*	American Italian Pasta Co.	61	1,441
*	Dr. Pepper Snapple Group, Inc.	5,610	92,284
*	Monterey Gourmet Foods, Inc.	1,196	957
	The Coca-Cola Co.	22	940
*	Winn-Dixie Stores, Inc.	33,773	464,041
			584,820
Energy - 10.81%
	Atlas America, Inc.	8,669	110,096
	Atlas Pipeline Partners, LP	442	3,315
*	Contango Oil & Gas Co.	3,095	138,037
	Crosstex Energy, Inc.	79,408	263,635
	Crosstex Energy, LP	26,116	114,388
*	Helix Energy Solutions Group, Inc.	28,686	147,733
			777,204
Financials - 22.88%
	American Express Co.	10,535	176,251
*	Berkshire Hathaway, Inc. - Cl. B	110	328,790
	Citigroup, Inc.	50,059	177,709
a	Fairfax Financial Holdings Ltd.	393	127,992
	General Growth Properties, Inc.	43,705	28,408
*	GHL Acquisition Corp.	4	37
ε*	Greenlight Capital Re Ltd.	3	36
*	Leucadia National Corp.	867	13,803
*	Liberty Acquisition Holdings Corp.	757	6,556

			(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2009
			Shares	Value (Note 1)

Financials - (Continued)
	Odyssey Re Holdings Corp.		2,152	$ 101,252
	Resource America, Inc. - Cl. A		147,517	601,869
	The Goldman Sachs Group, Inc.		221	17,841
*	Trian Acquisition I Corp.		4	37
	US Bancorp		1,145	16,992
	Wesco Financial Corp.		148	44,638
	Winthrop Realty Trust, REIT		281	2,844
				1,645,055
Health Care - 1.63%
	Johnson & Johnson		2,032	117,226
				117,226
Information Technology - 12.27%
	Broadridge Financial Solutions, Inc.		10,092	136,142
*	CommScope, Inc.		253	3,648
*	EchoStar Corp.		25,885	389,828
	Microsoft Corp.		16,171	276,524
*a	Photochannel Networks, Inc.		54,040	75,656
				881,798
Materials - 9.02%
	Huntsman Corp.		170,230	452,812
	Rohm and Haas Co.		3,546	195,704
				648,516

	Total Common Stocks (Cost $11,141,741)			6,115,044

EXCHANGE TRADED FUND - 4.49%
*a	Sears Canada, Inc.		19,407	322,738

	Total Exchange Traded Fund (Cost $352,278)			322,738

			Interest	Maturity
		Principal	Rate	Date
PRIVATE MORTGAGE BACKED SECURITY - 5.44%
	Long Beach Mortgage Loan Trust	1,002,000	5.42%	9/25/2036	390,780

	Total Private Mortgage Backed Security (Cost $344,198)			390,780

		(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2009
		Shares	Value (Note 1)

WARRANTS - 1.67%
*	GHL Acquisition Corp.	198,370	$ 45,625
*	GLG Partners, Inc.	8,317	832
*	Hicks Acquisition Co I Inc.	113,924	5,696
*	Liberty Acquisition Holdings Corp.	101,326	45,597
*	Trian Acquisition I Corp.	100,907	22,199

	Total Warrants (Cost $294,449)		119,949

INVESTMENT COMPANIES (Closed-End Funds) - 0.21%
	BlackRock Enhanced Capital and Income Fund, Inc.	1,148	13,041
	Boulder Growth & Income Fund, Inc.	440	1,949

	Total Investment Companies (Closed-End Funds) (Cost $13,643)		14,990

INVESTMENT COMPANY (Open-End Fund) - 0.31%
§	HighMark 100% US Treasury Money Market Fund, 0.05%	22,394	22,394

	Total Investment Company (Open-End Fund) (Cost $22,394)		22,394

Total Value of Investments (Cost $12,168,703) - 97.18%			$ 6,985,895

Other Assets Less Liabilities - 2.82%			202,727

	Net Assets - 100%		$ 7,188,622

*	Non-income producing investment.
§	Represents 7 day effective yield.
ε	Cayman Islands security (note 2).
a	Canadian security (note 2).
	LLC - Limited Liability Company
	LP - Limited Partner
	REIT - Real Estate Investment Company

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$ 282,308
Aggregate gross unrealized depreciation	(5,465,116)

Net unrealized depreciation	$ (5,182,808)

(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2009

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	24.81%	$1,783,163
Consumer Staples	8.14%	584,820
Energy	10.81%	777,204
Financials	29.98%	2,155,784
Health Care	1.63%	117,226
Information Technology	12.27%	881,798
Materials	9.02%	648,516
Other	0.52%	37,384
Total	97.18%	$6,985,895

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2009

Note 1 - Investment Valuation (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

Valuation Inputs	Investments in Securities
Level 1	$6,595,115
Level 2	-
Level 3	390,780
Total	$6,985,895

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 85.53%

Consumer Discretionary - 9.47%
*	Chipotle Mexican Grill, Inc. Cl. A †	1,300	$ 62,088
*	Chipotle Mexican Grill, Inc. Cl. B	2,700	122,904
*	PF Chang's China Bistro, Inc. †	9,200	163,116
*	Stamps.com, Inc. †	8,300	67,894
*	Starbucks Corp. †	11,600	109,504
			525,506
Consumer Staples - 9.67%
*ε	American Oriental Bioengineering, Inc. †	23,100	115,500
	Costco Wholesale Corp.	6,100	274,683
*	Heckmann Corp.	8,140	42,165
	Philip Morris International, Inc. †	2,800	104,020
			536,368
Energy - 7.25%
	Chesapeake Energy Corp. †	14,500	229,245
	Linn Energy LLC	10,600	172,674
			401,919
Financials - 23.96%
	Annaly Capital Management, Inc. REIT †	26,900	407,266
a	Fairfax Financial Holdings Ltd. †	500	162,840
	AllianceBernstein Holding LP	7,400	126,392
	Fifth Street Finance Corp.	21,600	137,160
	MVC Capital, Inc. †	10,500	107,100
*	PICO Holdings, Inc. †	8,600	218,612
	White Mountains Insurance Group Ltd.	700	169,050
			1,328,420
Health Care - 5.16%
*	Laboratory Corp of America Holdings †	2,900	171,680
*π	Syneron Medical Ltd. †	16,200	114,372
			286,052
Industrials - 1.02%
*€	KHD Humboldt Wedag International Ltd. †	5,700	56,601
			56,601
Information Technology - 25.37%
*	Apple, Inc. †	2,600	234,338
*	Cisco Systems, Inc. †	10,300	154,191
*	eBay, Inc. †	19,800	237,996
*	EMC Corp. †	19,600	216,384
	Intel Corp. †	9,500	122,550
*	LoJack Corp.	3,900	14,820

			(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2009
			Shares	Value (Note 1)

	Information Technology (Continued)
		Microsoft Corp.	10,700	$ 182,970
	*	Yahoo! Inc. †	20,800	243,984
				1,407,233
	Materials - 3.63%
	a	International Royalty Corp.	9,100	14,287
	a	Seabridge Gold, Inc. †	13,700	187,279
				201,566

		Total Common Stocks (Cost $5,914,775)		4,743,665

INVESTMENT COMPANY (Closed-End Fund) - 1.39%
		Prospect Capital Corporation	7,100	76,893

		Total Investment Company (Closed-End Fund) (Cost $56,389)		76,893

INVESTMENT COMPANY (Open-End Fund) - 11.82%
	§	HighMark 100% US Treasury Money Market Fund, 0.05%	655,829	655,829

		Total Investment Company (Open-End Fund) (Cost $655,829)		655,829

LIMITED PURPOSE TRUST - 1.87%
	a	AG Growth Income Fund	7,000	103,850

		Total Limited Purpose Trust (Cost $126,493)		103,850

Total Value of Investments (Cost $6,753,486) - 100.61%				5,580,237

Liabilities in Excess of Other Assets - (0.61)%				(33,862)

	Net Assets - 100%			$ 5,546,375

*	Non-income producing investment.
a	Canadian security (note 2).
ε	Chinese Security (note 2).
€	Hong Kong Security (note 2).
π	Israel Security (note 2).
†	Portion of security pledged as collateral for call options written.
§	Represents 7 day effective yield.
LLC - Limited Liability Company
LP - Limited Partner
REIT - Real Estate Investment Company

(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2009
	Shares	Value (Note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$ 230,228
Aggregate gross unrealized depreciation	(1,331,077)

Net unrealized depreciation	$ (1,100,849)

(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2009
		Number of	Exercise	Maturity	Value
		Contracts	Price	Date	(Note 1)

CALL OPTIONS WRITTEN (note 3)

*	American Oriental Bioengineering, Inc.	75	$ 7.50	7/18/2009	$ 2,438
*	Annaly Capital Management, Inc.	180	15.00	7/18/2009	36,000
*	Apple, Inc.	6	120.00	7/18/2009	1,950
*	Apple, Inc.	20	100.00	7/18/2009	17,500
*	Chesapeake Energy Corp.	36	20.00	7/18/2009	7,200
*	Chipotle Mexican Grill, Inc.	13	80.00	6/20/2009	422
*	Cisco Systems, Inc.	30	20.00	7/18/2009	1,170
*	eBay, Inc.	59	25.00	4/18/2009	89
*	EMC Corp.	147	15.00	1/16/2010	12,715
*	Fairfax Financial Holdings Ltd.	5	330.00	4/18/2009	10,450
*	Intel Corp.	95	15.00	7/18/2009	9,500
*	KHD Humboldt Wedag International Ltd.	25	12.50	7/18/2009	2,375
*	Laboratory Corp of America Holdings	9	70.00	5/16/2009	473
*	MVC Capital, Inc.	48	15.00	6/20/2009	1,920
*	MVC Capital, Inc.	57	12.50	6/20/2009	4,845
*	PF Chang's China Bistro, Inc.	20	30.00	7/18/2009	500
*	Philip Morris International, Inc.	28	45.00	6/20/2009	2,240
*	Pico Holdings, Inc.	13	45.00	4/18/2009	130
*	Pico Holdings, Inc.	20	30.00	7/18/2009	4,750
*	Seabridge Gold, Inc.	40	15.00	5/16/2009	5,800
*	Stamps.com, Inc.	30	10.00	8/22/2009	2,550
*	Stamps.com, Inc.	27	10.00	5/16/2009	1,282
*	Starbucks Corp.	116	10.00	1/16/2010	23,548
*	Syneron Medical Ltd.	48	15.00	1/16/2010	720
*	Yahoo! Inc.	89	15.00	4/18/2009	4,183

Total (Premiums Received $227,150)					$ 154,750

*	Non-income producing investment

					(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2009

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	9.47%	$ 525,506
Consumer Staples	9.67%	536,368
Energy	7.25%	401,919
Financials	23.96%	1,328,420
Health Care	5.16%	286,052
Industrials	1.02%	56,601
Information Technology	25.37%	1,407,233
Materials	3.63%	201,566
Other	15.08%	836,572
Total	100.61%	$ 5,580,237

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

		(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2009

Note 1 - Investment Valuation (continued)

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

Valuation Inputs	Investments in Securities
Level 1	$ 5,425,487
Level 2	-
Level 3	-
Total	$ 5,425,487

Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2009

Note 3 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tilson Investment Trust

By: (Signature and Title)          /s/ Whitney R. Tilson

                                             Whitney R. Tilson

Trustee, President, and Principal Executive Officer

Date: March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)          /s/ Whitney R. Tilson

Whitney R. Tilson

Trustee, President, and Principal Executive Officer

Tilson Investment Trust

Date: March 30, 2009

By: (Signature and Title)          /s/ Glenn H. Tongue

Glenn H. Tongue

Vice President, Treasurer, and Principal Financial Officer

Tilson Investment Trust

Date: March 30, 2009